INCOME TAX	12 Months Ended
Dec. 31, 2021
INCOME TAX
INCOME TAX

21   INCOME TAX

Pursuant to the rules and regulations of the Cayman Islands, GDS Holdings is not subject to any income tax in the Cayman Islands in 2019 and 2020. It was registered as a Hong Kong SAR tax resident and subject to the Hong Kong SAR Profits Tax rate of 16.5% in 2021.

Three PRC entities are entitled to PRC Corporate Income Tax (“CIT”) rate of 15% in those years that being recognized as “High and New Technology Enterprise” as long as the relevant requirements are satisfied. Certain PRC entities satisfying the criteria of “Small and Micro Businesses” enjoy lower income tax rates. All the other PRC subsidiaries and consolidated VIEs of the Company are subject to CIT rate of 25%.

The Company’s Hong Kong SAR subsidiaries are subject to the Hong Kong SAR Profits Tax rate of 16.5%. A two-tiered Profits Tax rates regime was introduced since year 2018 where the first HK$2 million of assessable profits earned will be taxed at half the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one entity in the group to benefit from the progressive rates.

The Company’s Singapore and Malaysia subsidiaries are subject to the Singapore CIT rate of 17% and the Malaysia CIT rate of 24%, respectively.

The operating results before income tax and the provision for income taxes by tax jurisdictions for the years ended December 31, 2019, 2020 and 2021 are as follows:

	Years ended December 31,
	2019	2020	2021
Loss (income) before income taxes:
PRC	68,080	(19,765)	287,250
Other jurisdictions	358,353	568,201	661,502
Total loss before income taxes	426,433	548,436	948,752

Current tax expenses:
PRC	65,819	210,503	290,924
Other jurisdictions	3	14	—
Total current tax expenses	65,822	210,517	290,924

Deferred tax benefits:
PRC	(50,172)	(89,739)	(48,463)
Other jurisdictions	—	—	—
Total deferred tax benefits	(50,172)	(89,739)	(48,463)

Total income taxes expenses	15,650	120,778	242,461

The actual income tax expense reported in the consolidated statements of operations differs from the amount computed by applying the PRC statutory income tax rate to loss before income taxes due to the following:

	Years ended December 31,
	2019	2020	2021

PRC enterprise income tax rate	25.0%	25.0%	25.0%
Non-PRC resident enterprises not subject to income tax	(21.4)%	(27.6)%	0.0%
Tax differential for entities in non-PRC jurisdiction	(1.4)%	(1.3)%	(0.2)%
Preferential tax rate	0.0%	(0.3)%	0.6%
Tax effect of current year permanent differences	1.5%	1.0%	(5.4)%
Expiration of unused net operating losses	(1.4)%	(1.3)%	(1.5)%
Non-taxable income and non-deductible expenses	0.0%	2.5%	(14.2)%
Change in valuation allowance	(8.7)%	(21.3)%	(31.0)%
Return to provision adjustment	2.7%	1.3%	1.1%
	(3.7)%	(22.0)%	(25.6)%

The components of deferred tax assets and liabilities are as follows:

	As of December 31,
	2020	2021
Deferred tax assets:
Allowance for accounts receivable	1,959	2,858
Government subsidy	1,549	5,561
Accrued expenses	24,597	47,068
Asset retirement obligation	19,227	24,167
Operating lease liabilities	411,289	467,734
Finance lease and other financing obligations	1,577,663	1,636,506
Net operating losses carry forwards	386,999	713,135
Other non-current assets	—	41,853
Other non-current liabilities	—	26,621
Total gross deferred tax assets	2,423,283	2,965,503
Valuation allowance on deferred tax assets	(328,821)	(775,528)
Deferred tax assets, net of valuation allowance	2,094,462	2,189,975

Deferred tax liabilities:
Property and equipment	(1,663,342)	(1,687,122)
Intangible assets	(195,093)	(319,037)
Prepaid land use rights	(1,572)	(1,532)
Operating lease right-of-use assets	(550,374)	(711,444)
Other current assets	—	(18,622)
Total deferred tax liabilities	(2,410,381)	(2,737,757)

Net deferred tax liabilities	(315,919)	(547,782)

Analysis as:
Deferred tax assets	146,088	186,496
Deferred tax liabilities	(462,007)	(734,278)
Net deferred tax liabilities	(315,919)	(547,782)

The following table presents the movement of the valuation allowance for the deferred tax assets:

	Years ended December 31,
	2019	2020	2021

Balance at the beginning of the year	155,852	205,976	328,821
Increase during the year	50,124	122,845	446,707
Balance at the end of the year	205,976	328,821	775,528

As of December 31, 2021, the Company’s net deferred tax assets were RMB186,496, which is net of a valuation allowance of RMB775,528. The deferred tax assets for net operating losses carry forwards and related valuation allowance were RMB713,135 and RMB637,083, respectively as of December 31, 2021. This valuation allowance was related to the deferred tax assets of certain subsidiaries and consolidated VIEs of the Company. These entities were in a cumulative loss position with net operating losses carry forwards which are subject to expiration. The Company evaluated the realizability of deferred tax assets associated with the Company’s net operating losses carry forwards to determine whether there was more than a 50% likelihood that these deferred tax assets would be realized, based on the Company’s expectations of future taxable income and timing of net operating losses carry forwards expirations. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilized. The Company considers the scheduled reversal of deferred income tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

The net operating losses carry forwards of the Company’s PRC subsidiaries and consolidated VIEs amounted to RMB2,725,999 as of December 31, 2021, of which RMB87,190, RMB303,687, RMB352,655, RMB674,998 and RMB1,307,469 will expire if unused by December 31, 2022, 2023, 2024, 2025 and 2026, respectively.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Company’s overall operations, and more specifically, with regard to tax residency status. The 2008 Enterprise Income Tax Law (the “EIT Law”) includes a provision specifying that legal entities organized outside the PRC are considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities are considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be treated as residents for EIT Law purposes. If the PRC tax authorities subsequently determine that GDS Holdings and its subsidiaries registered outside the PRC are deemed resident enterprises, GDS Holdings and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purposes, dividends paid to it from profits earned by the PRC subsidiaries after January 1, 2008 would be subject to a withholding tax. The EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. The Company has not recognized any deferred tax liability for the undistributed earnings of the PRC-resident enterprise as of December 31, 2020 and 2021, as the Company plans to permanently reinvest these earnings in the PRC. Each of the PRC subsidiaries does not have a plan to pay dividends in the foreseeable future and intends to retain any future earnings for use in the operation and expansion of its business in the PRC.